Consolidated statement of changes in equity - USD ($) $ in Millions		Total	Total	Share capital	Share premium account	Other reserves	Retained earnings	Non-controlling interests
Opening balance at Dec. 31, 2021		$ 57,096	$ 51,930	$ 3,777	$ 4,320	$ 9,976	$ 33,857	$ 5,166
Total comprehensive income	[1]	11,151	10,649			(2,193)	12,842	502
Currency translation arising on Rio Tinto Limited’s share capital		(240)	(240)	(240)
Dividends (note 3)		(12,137)	(11,716)				(11,716)	(421)
Own shares purchased from Rio Tinto shareholders to satisfy share awards to employees	[2]	(100)	(100)			(84)	(16)
Change in equity interest held by Rio Tinto		(3,206)	701				701	(3,907)
Treasury shares reissued and other movements		2	2		2
Equity issued to holders of non-controlling interests		86	(711)				(711)	797
Employee share awards charged to the income statement		119	119			56	63
Transfers and other movements		(30)						(30)
Closing balance at Dec. 31, 2022		52,741	50,634	3,537	4,322	7,755	35,020	2,107
Total comprehensive income	[1]	10,272	10,335			585	9,750	(63)
Currency translation arising on Rio Tinto Limited’s share capital		47	47	47
Dividends (note 3)		(6,928)	(6,466)				(6,466)	(462)
Newly consolidated operation (note 5)		33						33
Own shares purchased from Rio Tinto shareholders to satisfy share awards to employees	[2]	(95)	(95)			(78)	(17)
Change in equity interest held by Rio Tinto		0	(13)				(13)	13
Treasury shares reissued and other movements		2	2		2
Equity issued to holders of non-controlling interests		127					0	127
Employee share awards charged to the income statement		142	142			66	76
Closing balance at Dec. 31, 2023		56,341	54,586	3,584	4,324	8,328	38,350	1,755
Total comprehensive income	[1]	8,200	8,375			(3,242)	11,617	(175)
Currency translation arising on Rio Tinto Limited’s share capital		(317)	(317)	(317)
Dividends (note 3)		(7,553)	(7,025)				(7,025)	(528)
Newly consolidated operation (note 5)		5						5
Own shares purchased from Rio Tinto shareholders to satisfy share awards to employees	[2]	(57)	(57)			(44)	(13)
Change in equity interest held by Rio Tinto		(380)	(468)				(468)	88
Treasury shares reissued and other movements		2	2		2
Equity issued to holders of non-controlling interests		1,574					0	1,574
Employee share awards charged to the income statement		150	150			72	78
Closing balance at Dec. 31, 2024		$ 57,965	$ 55,246	$ 3,267	$ 4,326	$ 5,114	$ 42,539	$ 2,719

[1]	Refer to the consolidated statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on Rio Tinto Limited’s share capital.

[2]	Net of contributions received from employees for share awards.